Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Non- current assets
Intangible assets	$ 8,975,518	$ 8,519,098
Fixed assets	1,172,144	1,142,082
Goodwill	262,532	251,440
Right-of-use of assets	443,212	43,806
Prepayments	36,015
Other receivables	10,149,079	8,763,027
Total non-current assets	21,038,500	18,719,453
Current assets
Cash and cash equivalents	5,389,928	2,527,673
Short-term investments		306,034
Trade receivables	471,500	361,097
Other receivables	1,010,539	1,330,177
Prepayments	596,938	341,107
Inventories	6,279,519	465,748
Total current assets	13,748,424	5,331,836
TOTAL ASSETS	34,786,924	24,051,289
Equity
Share capital	385,641	375,641
Shares to be issued	3,068	3,068
Treasury shares	(1,232)
Share premium	69,159,382	66,996,982
Cost of own shares held	(303,768)
Cumulative translation adjustment	125,709	18,112
Equity settled share-based payment	3,382,343	1,335,253
Accumulated deficit	(65,935,383)	(58,623,123)
Total equity	6,815,760	10,105,933
Non-current liabilities
Accounts payable	7,600,000
Financial debt	11,703,708	99,046
Other liabilities	196,511	175,312
Lease liability	248,532
Deferred tax liability	72,096	1,071,807
Total non-current liabilities	19,820,847	1,346,165
Current liabilities
Accounts payable	3,414,686	7,479,614
Financial debt	2,555,683	2,546,243
Other liabilities	1,451,093	1,685,645
Warrant liabilities	555,500	887,689
Lease liability	173,355
Total current liabilities	8,150,317	12,599,191
TOTAL LIABILITIES	27,971,164	13,945,356
TOTAL LIABILITIES AND EQUITY	$ 34,786,924	$ 24,051,289